Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
USD'000	IoT Segment	mPKI Segment	Total
Goodwill balance as at December 31, 2018	8,317	-	8,317
Goodwill acquired during the year	-	-	-
Impairment losses	-	-	-
As at December 31, 2019
Goodwill	8,317	-	8,317
Accumulated impairment losses	-	-	-
Goodwill balance as at December 31, 2019	8,317	-	8,317
Goodwill acquired during the year	-	-	-
Impairment losses	-	-	-
As a December 31, 2020
Goodwill	8,317	-	8,317
Accumulated impairment losses	-	-	-
Goodwill balance as at December 31, 2020	8,317	-	8,317